united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/21

Item 1. Reports to Stockholders.

Marathon Value Portfolio

MVPFX

Semi-Annual Report

March 31, 2021

Fund Advisor:

Gratus Capital, LLC
3350 Riverwood Parkway, Suite 1550
Atlanta, GA, 30339

(800) 788-6086

www.marathonvalue.com

Marathon Value Portfolio
PORTFOLIO REVIEW (Unaudited)
March 31, 2021

The Fund’s performance figures(*) for the periods ended March 31, 2021, compared to its benchmark:

			Five	Ten
	Six	One	Year	Year	Since Inception***
	Months	Year	(Annualized)	(Annualized)	(Annualized)
Marathon Value Portfolio	18.63%	51.58%	12.98%	10.88%	8.91%
S&P 500 Total Return Index **	19.07%	56.35%	16.29%	13.91%	6.77%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are the average annual. The Fund’s investment advisor has contractually agreed to pay most of the Fund’s operating expenses (with certain exceptions) in return for a “universal fee” of 1.10% (excluding indirect costs of investing in other investment companies and certain other expenses) of the Fund’s net assets. Please review the Fund’s most recent prospectus for more detail on this universal fee. The Fund’s total annual expense ratio is 1.10% per the Fund’s most recent prospectus. For performance information current to the most recent month-end, please call toll-free 1-800-788-6086.

**	The S&P 500 Total Return Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

***	Inception date is March 28, 2000.

Portfolio Composition as of March 31, 2021:

Sectors	Percentage of Net Assets
Medical Equipment & Devices	10.6%
Technology Services	8.9%
Insurance	8.6%
Technology Hardware	8.5%
Diversified Industrials	7.1%
Internet Media & Services	5.8%
Semiconductors	5.7%
Retial - Discretionary	5.4%
Chemicals	4.4%
Other	35.0%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.6%
	BANKING - 1.1%
15,000	Axos Financial, Inc. (a)	$705,150

	BEVERAGES - 2.1%
9,100	PepsiCo, Inc.	1,287,195

	BIOTECH & PHARMA - 0.9%
8,000	Novo Nordisk A/S - ADR	539,360

	CHEMICALS - 4.4%
13,151	Koninklijke DSM N.V. - ADR	560,029
14,000	PPG Industries, Inc.	2,103,640
		2,663,669
	DIVERSIFIED INDUSTRIALS - 7.1%
6,000	3M Company	1,156,080
14,600	Emerson Electric Company	1,317,212
8,300	Illinois Tool Works, Inc.	1,838,616
		4,311,908
	ELECTRICAL EQUIPMENT - 4.2%
23,660	Johnson Controls International plc	1,411,792
9,000	TE Connectivity Ltd.	1,161,990
		2,573,782
	ENTERTAINMENT CONTENT - 3.2%
5,000	Activision Blizzard, Inc.	465,000
8,000	Walt Disney Company(The) (a)	1,476,160
		1,941,160
	HOUSEHOLD PRODUCTS - 3.7%
10,000	Colgate-Palmolive Company	788,300
5,000	Kimberly-Clark Corporation	695,250
5,858	Procter & Gamble Company (The)	793,349
		2,276,899
	INSURANCE - 8.6%
3,013	Alleghany Corporation (a)	1,887,012
3,000	Aon plc, CLASS A	690,330

See accompanying notes which are an integral part of these financial statements.

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	INSURANCE - 8.6% (Continued)
6,500	Berkshire Hathaway, Inc., Class B (a)	$1,660,555
900	White Mountains Insurance Group Ltd.	1,003,410
		5,241,307
	INTERNET MEDIA & SERVICES - 5.8%
600	Alphabet, Inc., Class A (a)	1,237,512
1,103	Alphabet, Inc., Class C (a)	2,281,699
		3,519,211
	LEISURE FACILITIES & SERVICES - 2.9%
8,000	McDonald’s Corporation	1,793,120

	MACHINERY - 4.3%
20,000	Graco, Inc.	1,432,400
10,000	Lincoln Electric Holdings, Inc.	1,229,400
		2,661,800
	MEDICAL EQUIPMENT & DEVICES - 10.6%
13,497	Abbott Laboratories	1,617,481
3,134	Becton Dickinson and Company	762,032
24,000	Edwards Lifesciences Corporation (a)	2,007,360
8,500	Stryker Corporation	2,070,431
		6,457,304
	METALS & MINING - 2.4%
12,000	Newmont Corporation	723,240
20,000	Wheaton Precious Metals Corporation	764,200
		1,487,440
	OIL & GAS PRODUCERS - 0.8%
20,000	Williams Companies, Inc. (The)	473,800

	RETAIL - CONSUMER STAPLES - 3.6%
6,300	Costco Wholesale Corporation	2,220,624

	RETAIL - DISCRETIONARY - 5.4%
6,000	Genuine Parts Company	693,540
13,700	Lowe’s Companies, Inc.	2,605,466
		3,299,006

See accompanying notes which are an integral part of these financial statements.

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	SEMICONDUCTORS - 5.7%
18,154	Intel Corporation	$1,161,856
12,200	Texas Instruments, Inc.	2,305,678
		3,467,534
	SOFTWARE - 3.9%
10,000	Microsoft Corporation	2,357,700

	TECHNOLOGY HARDWARE - 8.5%
15,000	Apple, Inc.	1,832,250
17,876	Cisco Systems, Inc.	924,368
5,000	Zebra Technologies Corporation, Class A (a)	2,425,900
		5,182,518
	TECHNOLOGY SERVICES - 8.9%
6,700	Automatic Data Processing, Inc.	1,262,749
6,000	Equifax, Inc.	1,086,780
10,000	Global Payments, Inc.	2,015,799
6,000	Verisk Analytics, Inc.	1,060,140
		5,425,468
	TELECOMMUNICATIONS - 0.5%
10,000	AT&T, Inc.	302,700

	TOTAL COMMON STOCKS (Cost $13,838,252)	60,188,654

	REIT - 1.1%
4,800	EastGroup Properties, Inc. (Cost - $148,452)	687,744

	TOTAL INVESTMENTS - 99.7% (Cost $13,986,704)	$60,876,398
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	170,408
	NET ASSETS - 100.0%	$61,046,806

(a)	Non-income producing security

ADR - American Depositary Receipt

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021

ASSETS
Investment securities:
At cost	$13,986,704
At fair value	$60,876,398
Cash and cash equivalents	109,757
Dividend receivable	80,353
TOTAL ASSETS	61,066,508

LIABILITIES

Payable for fund shares redeemed	815
Investment advisory fees payable (a)	18,887
TOTAL LIABILITIES	19,702
NET ASSETS	$61,046,806

Net Assets Consist Of:
Paid in capital	$11,212,872
Accumulated earnings	49,833,934
NET ASSETS	$61,046,806

Net Asset Value Per Share:
Shares:
Net Assets	$61,046,806
Shares of beneficial interest outstanding (b)	1,874,582

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$32.57

(a)	See Note 4 in the Notes to Financial Statements.

(b)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Marathon Value Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $13,008)	$438,413
TOTAL INVESTMENT INCOME	438,413

EXPENSES
Investment advisory fees (a)	322,967
Interest expense	488
TOTAL EXPENSES	323,455

NET INVESTMENT INCOME	114,958

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	3,502,361
Net change in unrealized depreciation on investments	6,327,115
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	9,829,476

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,944,434

(a)	See Note 4 in the Notes to Financial Statements.

See accompanying notes to financial statements.

Marathon Value Portfolio
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020
FROM OPERATIONS
Net investment income	$114,958	$294,638
Net realized gain from investments	3,502,361	4,119,472
Net change in unrealized appreciation (depreciation) on investments	6,327,115	(1,180,482)
Net increase in net assets resulting from operations	9,944,434	3,233,673

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid:	(4,367,606)	(4,654,273)
Net decrease in net assets from distributions to shareholders	(4,367,606)	(4,654,273)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	159,288	406,193
Reinvestment of distributions to shareholders	4,170,143	4,433,045
Payments for shares redeemed	(3,658,739)	(11,376,767)
Net increase (decrease) in net assets from shares of beneficial interest	670,692	(6,537,529)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,247,520	(7,958,129)

NET ASSETS
Beginning of Period	54,799,286	62,757,415
End of Period	$61,046,806	$54,799,286

SHARE ACTIVITY
Shares Sold	5,101	14,178
Shares Reinvested	138,359	153,979
Shares Redeemed	(118,097)	(411,032)
Net increase (decrease) from share activity	25,363	(242,875)

See accompanying notes to financial statements.

Marathon Value Portfolio
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period/year	$29.63		$30.00	$29.51	$27.43	$24.59	$23.24
Activity from investment operations:
Net investment income (a)	0.06		0.15	0.16	0.17	0.17	0.17
Net realized and unrealized gain on investments	5.27		1.76	1.46	3.65	3.12	1.51
Total from investment operations	5.33		1.91	1.62	3.82	3.29	1.68
Less distributions from:
Net investment income	(0.19)		(0.14)	(0.17)	(0.21)	(0.12)	(0.16)
Net realized gains	(2.20)		(2.14)	(0.96)	(1.53)	(0.33)	(0.17)
Total distributions	(2.39)		(2.28)	(1.13)	(1.74)	(0.45)	(0.33)
Net asset value, end of period/year	$32.57		$29.63	$30.00	$29.51	$27.43	$24.59
Total return (b)	18.63	% (e)	6.60%	6.13%	14.51%	13.56%	7.36	% (e)
Net assets, end of period/year (000s)	$61,047		$54,799	$62,757	$66,432	$71,862	$62,984
Ratio of expenses to average net assets (c)	1.10	% (d)	1.10%	1.10%	1.10%	1.10%	1.10	% (d)
Ratio of net investment income to average net assets (c)	0.39	% (d)	0.52%	0.57%	0.60%	0.64%	0.79	% (d)
Portfolio Turnover Rate	3	% (e)	9%	9%	6%	15%	6	% (e)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the investment funds are excluded from the Fund’s expense ratio.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Marathon Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2021

1.	ORGANIZATION

Marathon Value Portfolio (the ’‘Fund’’) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently consists of one class of shares. The Fund’s investment objective is to provide shareholders with long-term capital appreciation in a well-diversified portfolio.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-05.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities; (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.

Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Value Hierarchy – The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Marathon Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2021, for the Fund’s investments measured at fair value:

	Level 1	Level 2	Level 3

		(Other Significant	(Other Significant
Assets*	(Quoted Prices)	Observable Inputs)	Unobservable Inputs)	Total
Common Stocks	$60,188,654	$—	$—	$60,188,654
Real Estate Investment Trust (“REITs”)	687,744	—	—	687,744
Total	$60,876,398	$—	$—	$60,876,398

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Return of capital distributions received from REITs securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax- basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2018 - September 30, 2020, or expected to be taken in the Fund’s September 30, 2021 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Marathon Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2021, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $1,503,391 and $4,983,709, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Gratus Capital, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement (“Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor provides investment advisory services and pays the Fund’s operating expenses (except for the following expenses, which are paid by the Fund: brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto, and any 12b-1 fees) in return for a “universal fee.” For its services to the Fund, the Advisor is entitled to receive an annual fee, computed and accrued daily and paid monthly, equal to 1.10% of the Fund’s average daily net assets.

For the six months ended March 31, 2021 Gratus earned fees of $322,967 for its services under on the Advisory Agreement.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s distributor and principal underwriter in a continuous public offering of the Fund shares. During the six months ended March 31, 2021, the Distributor received $0 in underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, the Fund pays GFS customary fees based on aggregate net assets of the Fund as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS (as part of the universal fee).

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from GFS (as part of the universal fee).

Compensation of Directors. The total amount paid by the advisor on behalf of the Fund for the six months ended March 31, 2021, was $6,634 (as part of the universal fee).

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes as of March 31, 2021 and differs from market value by net unrealized appreciation/depreciation which consisted of:

			Total Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Aggregate Cost	Appreciation	Depreciation	Depreciation
$13,986,704	$46,904,729	$(15,035)	$46,889,694

The tax character of distributions paid during the year ended September 30, 2020 and September 30, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2020	September 30, 2019
Ordinary Income	$283,516	$381,157
Long-Term Capital Gain	4,783,116	2,110,482
Return of Capital	—	—
	$5,066,632	$2,491,639

Tax equalization allows the Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The Fund utilized equalization in the amount of $412,359 which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the year ended September 30, 2020. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of September 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undisributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Deprecation)	Total Accumulated Earnings/(Deficits)
$250,507	$3,455,041	$—	$—	$—	$40,551,558	$44,257,106

Marathon Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

The difference between book basis and tax basis unrealized appreciation and undistributed net investment income is primarily attributable to adjustments for return of capital distributions from C-Corporations.

Permanent book and tax differences, primarily attributable to the tax adjustments for equalization credits, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2020 as follows:

Accumulated Earnings
Paid In Capital	(Losses)
$632,252	$(632,252)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2021 Charles Schwab & Co. was the record owner of 80.27% of the Fund’s outstanding shares. Charles Schwab & Co. may be the beneficial owner of some or all of the shares, or may hold the shares for the benefit of others. As a result, Charles Schwab & Co. may be deemed to control the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. A shareholder meeting is scheduled to be held on June 7, 2021, to consider a proposal to approve a new investment advisory agreement with Kovitz Investment Group Partners, LLC (“Kovitz”) as adviser to the Fund. If the proposal does not receive the required shareholder votes pursuant to the Investment Company Act of 1940, as amended, there will be no change of adviser. Management has concluded that there are no other impacts requiring adjustment or disclosure in the financial statements.

Marathon Value Portfolio
ADDITIONAL INFORMATION (Unaudited)
March 31, 2021

Renewal of Advisory Agreement – Marathon Value Portfolio*

In connection with a meeting held on February 16-17, 2021, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Advisor and the Trust, with respect to Marathon Value Portfolio (“Marathon”). In considering the renewal of the Advisory Agreement, the Board reviewed materials specifically relating to Marathon and the Advisory Agreement.

The Board discussed the Advisor’s presentation and materials. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board discussed was founded in 2005 and managed over $2.2 billion in assets offering a full range of financial planning and customized portfolio management for high net worth individuals, families, foundations and institutions. The Board observed that the Advisor’s objective for Marathon was long -term capital appreciation and that it analyzed companies for their management strength and fundamental profitability based on extensive research. The Board commented that the Advisor’s investment strategy group met weekly to review the fundamentals of each of Marathon’s holdings and remarked that the Advisor monitored Marathon daily for compliance with its investment limitations. The Board acknowledged that the Advisor’s best execution committee reviewed and approved broker-dealers based on a broad range of factors. The Board noted that a new president of the Advisor was named in February 2020. The Board recognized that the Advisor had sufficient resources to manage an investment process focused on intensive research. The Board concluded that it could expect the Advisor to continue providing quality service to Marathon and its shareholders.

Performance. The Board noted that Marathon had underperformed its Morningstar category and benchmark over the 1- and 5-year periods but had outperformed both since inception. The Board noted that Marathon performance was generally consistent with its peer group across the 1 -, 3- and 5-year periods and had outperformed its peer group since inception. The Board acknowledged that Marathon’s underperformance to the Morningstar category and benchmark could be attributed to its value-oriented focus during a prolonged bull market which had generally favored growth stocks over value stocks. The Board commented that the Advisor took advantage of the downtick in the market in March 2020 and observed that Marathon had low standard deviation across all periods. The Board concluded the Advisor had provided reasonable returns to Marathon and its shareholders.

Fees and Expenses. The Board discussed that Marathon was the smallest of its 13-fund peer group selected by Broadridge with an average size of $232.78 million. The Board observed that the Advisor was paid a unitary fee of 1.10%, from which the Advisor paid Marathon’s ordinary operating expenses. The Board discussed that after Fund operating expenses paid by the Advisor, the effective net advisory fee paid to the Advisor was approximately 0.68%, which was lower than its peer group median and equal to the Morningstar category average. The Board reviewed the Advisor’s explanation that its fee was reasonable because of Marathon’s small size relative to its peers. The Board concluded that the Advisor’s advisory fee for Marathon was not unreasonable.

Economies of Scale. The Board discussed the size of Marathon and its prospects for growth and concluded it had not achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted this would likely become a matter of discussion with the proposed new Advisor to Marathon. The Board agreed to monitor and revisit this issue should it be necessary.

Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of Marathon and acknowledged that the Advisor earned a modest profit. It also considered the Advisor’s soft dollar arrangements, and the benefit received by the Advisor from those arrangements. The Board concluded that the Advisor’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure for Marathon was not unreasonable, and that renewal of the Advisory Agreement was in the best interests of Marathon and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Marathon.

Marathon Value Portfolio
EXPENSE EXAMPLES (Unaudited)
March 31, 2021

As a shareholder of the Fund, you incur ongoing costs, consisting of the Fund’s universal fee. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	10/1/20	3/31/21	10/1/20-3/31/21*	10/1/20-3/31/21
	$1,000.00	$1,186.30	$6.00	1.10%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	10/1/20	3/31/21	10/1/20-3/31/21*	10/1/20-3/31/21
	$1,000.00	$1,019.45	$5.54	1.10%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡       sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡       affiliates from using your information to market to you

¡       sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

Marathon Value Portfolio
OTHER INFORMATION
March 31, 2021 (Unaudited)

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N -PORT. The Fund’s Forms N -PORT are available on the SEC’s website at http://www.sec.gov. Finally, the information on the Fund’s Form N-PORT is available, upon request, by calling the Fund at (800) 788-6086.

Proxy Voting Policies

The policies and procedures that the Fund uses to determine how to vote proxies relating to its investments is available without charge, upon request, by calling the Fund’s toll-free number at (800) 788-6086 or by visiting the Fund’s website at http://www.marathonvalue.com. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies for each 12 month period ending June 30 is filed with the SEC on Form N-PX. Such information, when filed, is available without charge, upon request, by calling the Fund’s toll-free number at (800) 788-6086 or by visiting the Fund’s website at http://www.marathonvalue.com. Such information is also available on the SEC’s website at http://www.sec.gov.

Northern Lights Fund Trust III
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

ADVISOR
Gratus Capital, LLC
3350 Riverwood Parkway, Suite 1550
Atlanta, GA, 30339

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

TRANSFER AGENT
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
41 South High Street
Columbus, OH 43215

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/9/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/9/21

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/9/21